GENERAL	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1 - GENERAL

A.	Reporting Entity

Rail Vision Ltd. (the “Company”) was incorporated and registered in Israel on April 18, 2016. The Company is an early commercialization stage technology company focused on transforming railway safety through advanced AI-integrated sensing systems. The Company develop and commercialize proprietary, multi-spectral electro-optic platforms that provide extended-range situational awareness and real-time hazard detection. Using machine learning algorithms to identify and classify obstacles, the Company’s technology enhances safety, improves operational efficiency and supports continuity across deployments.

In January 2026, the Company acquired a 51% ownership interest in Quantum Transportation Ltd. (“Quantum Transportation”) and, as a result, obtained control of Quantum Transportation. Accordingly, the financial results of Quantum Transportation have been consolidated into the Company’s condensed consolidated financial statements from the acquisition date. Quantum Transportation is an Israeli technology company focused on quantum-computing-based error-correction algorithms and holds an exclusive sublicense for rail technologies under a pending patent relating to quantum error correction. For additional information regarding the acquisition of Quantum Transportation, see Note 3.

These interim condensed consolidated financial statements should be read in conjunction with the Company’s audited financial statements as of December 31, 2025 and for the year ended on that date, and the accompanying notes included in the Company’s Annual Report on Form 20-F, filed with the Securities and Exchange Commission on March 31, 2026.

The Company’s activities are subject to significant risks and uncertainties. The Company has incurred significant losses since the date of its inception and anticipates that it will continue to incur significant losses until it will be able to successfully commercialize its products. Failure to obtain this necessary capital when needed may force the Company to delay, limit or terminate its product development efforts or other operations. In addition, the Company is subject to risks from, among other things, competition associated with the industry in general, other risks associated with financing, liquidity requirements, rapidly changing customer requirements, the loss of key personnel and the effect of planned expansion of operations on the future results of the Company.

To date, the Company has not generated significant revenues from its activities and has incurred substantial operating losses. Management expects the Company to continue to generate substantial operating losses and to continue to fund its operations primarily through the utilization of its current financial resources, sales of its products, and through additional raises of capital.

Based on the current monthly burn rate, the management anticipates that its cash and cash equivalents as of the issuance date of the financial statements and the future expected cash flow from sales will be sufficient for more than 12 months of operations.

Rail Vision Ltd.

Notes to the Interim Condensed Consolidated Financial Statements (Unaudited)

(U.S. dollars in thousands, except share and per share data and exercise prices)

NOTE 1 – GENERAL (Cont.)

B.	Reverse Split:

On February 4, 2026, the Company effected a one-for-thirty (1-for-30) reverse stock split of its outstanding ordinary shares (the “Reverse Split”). As a result of the Reverse Split, every thirty (30) ordinary shares, no par value per share, were consolidated into one (1) new ordinary share, no par value per share. All outstanding securities entitling their holders to purchase ordinary shares, including options and warrants, were adjusted as a result of the Reverse Split, as required by the terms of those securities. The Reverse Split did not change the number of shares authorized for issuance.

All share amounts, and share prices, as well as exercise prices and the number of shares underlying options and warrants, have been adjusted retroactively within these financial statements to reflect the Reverse Split.